GOODWILL - Cash-generating units - Acquisitions (Details)	Dec. 31, 2025
Banco de Credito y Desarrollo Social [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	94.99%
Banco Popular S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	93.74%